Segment information (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A
Customers accounting for more than 5% of the Group's revenue	15%	10%	13%
Customer B
Customers accounting for more than 5% of the Group's revenue	7%
Customer C
Customers accounting for more than 5% of the Group's revenue		7%
Customer D
Customers accounting for more than 5% of the Group's revenue		5%
Customer E
Customers accounting for more than 5% of the Group's revenue		5%
Customer F
Customers accounting for more than 5% of the Group's revenue			6%
Customer G
Customers accounting for more than 5% of the Group's revenue			6%